Related Party Transactions (Amounts Due from Related Parties) (Details) In Thousands, unless otherwise specified	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY		Jun. 30, 2013 CNY
RELATED PARTY TRANSACTIONS [Abstract]
Derivative instruments receivable		2,378	[1]	0	[1]
Total	$ 383	2,378		0

[1]	Derivative instruments receivable from a shareholder is related to the amount receivable related to the interest rate swap and foreign exchange contracts novated from a shareholder.